Note 4 - Investments (Tables)	9 Months Ended
Sep. 30, 2018
Notes Tables
Investment [Table Text Block]
	September 30, 2018
	Cost	Unrealized gain	Market value

Guaranteed investment certificate	$547	3	550

	December 31, 2017
	Cost	Unrealized loss	Market value

Guaranteed investment certificate	$816	(18)	798